DISTRIBUTIONS DISTRIBUTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Distributions [Abstract]
Disclosure of dividends
The following table outlines distributions made to each class of partnership units, including BIPC exchangeable shares and Exchange LP units that are exchangeable into units, as well as BIPC exchangeable LP units that are exchangeable into BIPC exchangeable shares:

	For the three-month period ended June 30
	2023		2022
US$ MILLIONS EXCEPT PER UNIT INFORMATION	Total	Per Unit	Total	Per Unit
Limited Partners	$175	0.38	$165	$0.36
General Partner(1)	67		61
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	75	0.38	69	0.36
BIPC exchangeable shares	42	0.38	40	0.36
Exchangeable units(2)	2	0.38	3	0.36
Preferred unitholders	12	0.27	12	0.27
Perpetual subordinated notes	4	0.32	4	0.32
Total Distributions	$377		$354

	For the six-month period ended June 30
	2023		2022
US$ MILLIONS EXCEPT PER UNIT INFORMATION	Total	Per Unit	Total	Per Unit
Limited Partners	$350	$0.77	$330	$0.72
General Partner(1)	134		122
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	149	$0.77	138	0.72
BIPC exchangeable shares	84	$0.77	80	0.72
Exchangeable units(2)	5	$0.77	6	0.72
Preferred unitholders	23	$0.53	27	0.53
Perpetual subordinated notes	8	$0.64	8	0.64
Total Distributions	$753		$711
1.Distributions to the General Partner include $66 million and $132 million of incentive distributions for the three and six-month periods ended June 30, 2023, respectively (2022: $60 million and $120 million).
2.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.